Offering of the Investing Pool Interests (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Offering of the Investing Pool Interests

3 - Offering of the Investing Pool Interests

Interests in the Investing Pool ("Investing Pool Interests") are issued only to and redeemable only by the iShares® S&P GSCI™ Commodity-Indexed Trust (the "Trust") in exchange for a combination of CERFs and cash or Short-Term Securities in lieu of cash. The baskets of CERFs and cash or Short-Term Securities in lieu of cash are transferred to or from the Trust in exchange for Investing Pool Interests. Individual investors cannot purchase or redeem Investing Pool Interests. The Investing Pool transacts only with the Trust and the Manager.

Redemptions of Investing Pool Interests in exchange for CERFs and cash or Short-Term Securities in lieu of cash are treated as sales for financial statement purposes.

3 - Offering of the Investing Pool Interests

Interests in the Investing Pool ("Investing Pool Interests") are issued only to and redeemable only by the iShares® S&P GSCI™ Commodity-Indexed Trust (the "Trust") in exchange for a combination of CERFs and cash or Short-Term Securities in lieu of cash. The baskets of CERFs and cash or Short-Term Securities in lieu of cash are transferred to or from the Trust in exchange for Investing Pool Interests. Individual investors cannot purchase or redeem Investing Pool Interests. The Investing Pool transacts only with the Trust and the Manager.

Redemptions of Investing Pool Interests in exchange for CERFs and cash or Short-Term Securities in lieu of cash are treated as sales for financial statement purposes.